Note 6 - Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Other Assets [Table Text Block]
	June 30 , 2020	December 31, 2019
Deferred rent receivable	$2,127,276	$2,680,886
Prepaid expenses, deposits and other	492,775	601,897
Accounts receivable, net	1,353,841	1,336,122
Right-of-use assets, net	115,434	561,375
Other intangibles, net	172,483	212,932
Notes receivable	316,374	316,374
Deferred offering costs	371,409	—
Total other assets	$4,949,592	$5,709,586

	December 31, 2019	December 31, 2018
Deferred rent receivable	$2,680,886	$2,883,581
Prepaid expenses, deposits and other	601,897	407,106
Accounts receivable, net	1,336,122	2,845,314
Raw land	—	900,000
Right of use asset, net	561,375	—
Other intangibles, net	212,932	293,832
Notes receivable	316,374	316,374
Total other assets	$5,709,586	$7,646,207